Financial risk management objectives and policies - Market risk on equity securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of financial risk management objectives and policies
Equity securities at fair value through Other comprehensive income	$ 1,168	$ 1,108	$ 1,339
Total	$ 1,168	$ 1,108	$ 1,339